Elite Income Fund
The Elite Income Fund
Investment Objective
The Fund seeks to achieve the highest income return obtainable over the long-term.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Elite Income Fund Elite Income Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (for wire redemptions only)	9
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Elite Income Fund Elite Income Fund Shares
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.28%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Elite Income Fund Elite Income Fund Shares	130	406	702	1,545

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.99% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests principally in a diversified portfolio of investment grade debt securities that are believed to generate a high level of current income. The Fund normally invests in investment grade debt securities consisting primarily of obligations issued by the U.S. Government, agencies of the U.S. Government, instruments related to U.S. Government securities and U.S. corporate debt securities. The investment manager considers these issues to be the Fund’s core holdings. An investment grade security is one which is rated by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”) in one of their four highest rating categories, or an unrated security that the investment manager believes to be of comparable quality. The Fund may invest in:

•	United States Treasury obligations, including T-bills, notes, bonds, inflation-indexed bonds and other debt obligations issued by the U.S. Treasury, and obligations of U.S. Government Agencies that are backed by the full faith and credit of the U.S. Government. Such U.S. Government Agencies include the Private Export Funding Corporation, Overseas Private Investment Corporation, Small Business Administration, Government National Mortgage Association (GNMA), Department of Housing and Urban Development and U.S. Maritime Administration.

•	Securities issued or guaranteed by agencies and instrumentalities of the U.S. Government, but not explicitly backed by the full faith and credit of the U.S. Government. These include the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Banks, Tennessee Valley Authority, and Federal Home Loan Bank.

•	Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are obligations representing an undivided interest in, or collateralized by, pools of mortgages. These obligations, in effect, "pass-through" the monthly interest and principal payments (including prepayments) made by the individual borrowers on the pooled mortgage loans to the holders of the securities. U.S. Government agency mortgage-backed issues include securities issued by GNMA, Fannie Mae and Freddie Mac. GNMA securities are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government, while Fannie Mae and Freddie Mac securities are guaranteed only by the issuing agency. The Fund may also invest in corporate mortgage-backed securities or other asset-backed securities that have an investment grade rating. Asset-backed securities represent a group of assets that are combined or pooled for sale to investors and may be backed by receivables such as credit card, auto and student loans.

•	U.S. corporate debt securities (obligations of a corporation to pay interest and repay principal). They include commercial paper, notes, bonds and debentures.

The investment manager’s primary focus is on individual security selection, rather than attempting to anticipate major interest rate moves. The investment manager uses a value-oriented buy discipline to identify securities that are believed to offer a yield advantage over others of similar quality or to exhibit stable or improving credit quality that may be unrecognized by other investors. Portfolio securities may be sold when price appreciation causes a security to lose its yield advantage, or when credit quality begins to deteriorate. In the event the rating of a debt security held by the Fund is reduced below investment grade, the investment manager is not required to sell the security, but will consider this event in its determination of whether the Fund should continue to hold such security.

To increase the Fund’s income potential, the investment manager may invest any amount it deems desirable in each of the various types of debt securities, and adjust the investment ratios from time to time, so long as the Fund remains diversified. There is no set average maturity for the portfolio. The Fund allocates its assets among different types of securities and maturities based upon the investment manager’s view of the relative value of each security or maturity. The investment manager may respond to changing market and other conditions by adjusting the type of securities held by the Fund and its average portfolio maturity. The Fund may invest in either fixed rate or variable rate debt securities.

To increase portfolio income and when, in the investment manager's judgment, overall market risk justifies such an investment, the Fund may also invest up to 30% of its total assets in securities other than the Fund’s core holdings of investment grade debt securities. Such other securities may include common stocks, preferred stocks and convertible securities issued by U.S. companies, without limitation as to size or capitalization of the issuer. The Fund may also invest in bonds issued by private issuers.

Principal Risks of Investing in the Fund

Don’t invest in the Income Fund if you are:

•	Seeking growth of capital
•	Making short-term investments; or
•	Investing your emergency reserve money.

As with any investment, the Fund carries risk and you could lose all or a portion of the money you invest. The Fund is subject to Market Risk, the risk that the value of the Fund’s investments and, therefore, your investment, will fluctuate as market prices fluctuate. Because the Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the investment manager may not produce the desired results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk

•	Interest Rate Risk. When interest rates rise, bond prices fall and when interest rates fall, bond prices rise. Interest rate risk increases as average maturity increases. Interest rate increases can cause the price of a debt security to decline, resulting in a price decline for the Fund. Thus, when the Fund emphasizes securities with longer maturities, you are exposed to greater interest rate risk. All income-oriented securities, even those of highest quality, are subject to some degree of interest rate risk. The table below illustrates the effect of a 1% change in interest rates on three investment grade bonds of varying maturities.

Percent Increase (Decrease) In The Price of a Par Bond Yielding 5%
Bond Maturity	1% Interest Rate Increase	1% Interest Rate Decrease
2.5 years	-2.29%	+ 2.35%
10 years	-7.43%	+ 8.17%
20 years	-11.55%	+13.67%

•	Credit Risk. Credit risk is associated with a borrower's ability to pay interest and principal when due. A borrower’s inability to make its payment obligations could result in a significant loss of income, causing the Fund’s price to decline. Credit risk increases as overall portfolio quality decreases. Thus, when the Fund invests in lower-quality securities, you are exposed to increased credit risk.

•	Call Risk. Call risk for corporate bonds is the possibility that borrowers will prepay their debt prior to the scheduled maturity date, resulting in the necessity to reinvest the proceeds at lower interest rates. If interest rates decline when the Fund is emphasizing longer maturing securities, you are exposed to greater call risk because issuers of callable bonds are more likely to pay off their bonds before the maturity date. This may cause a reduction of income to the Fund.

•	Liquidity Risk. Liquidity risk is the risk that a bond could not be sold at an advantageous time or price due to limited market demand. If a bond is downgraded or drops in price, or if adverse conditions exist within the bond market, the demand for a bond may be limited, making that bond difficult to sell.

Listed below is a description of the risks associated with various types of debt securities:

•	U.S. Government Obligations. Some U.S. Government obligations, such as U.S. Government agency bonds, are neither issued nor guaranteed by the U.S. Government. They may be supported by the right of the issuer to borrow from the U.S. Government or only by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government obligation that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support and the Fund’s performance could be adversely impacted. All U.S. Government obligations are subject to interest rate risk and, therefore, market price fluctuations.

•	Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are subject to greater call/prepayment risk than many debt securities, especially when interest rates decline. These securities are also subject to extension risk, or the risk of a security lengthening in duration due to the deceleration of prepayments. Extension risk is mainly the result of rising interest rates. As interest rates rise, the likelihood of prepayment decreases and if this occurs, the Fund may be unable to capitalize on other investments that have higher interest rates. Mortgage-backed securities may be subject to risks unique to the housing industry, including mortgage lending practices, defaults and foreclosures, changes in real estate values and housing inventories, mortgage securitization practices and rating assignments by credit rating agencies. The value of other asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of the underlying assets.

•	Corporate Debt Securities. Investment grade U.S. corporate debt securities are generally considered to carry greater credit and call risk than U.S. Government obligations. The credit risk of corporate debt obligations varies widely among issuers and may be affected by factors such as adverse economic changes and changes in interest rates. The investment manager relies, in part, on the quality ratings assigned by S&P, Moody’s, Fitch and other rating services. There is risk associated with such reliance. Rating agencies evaluate the credit risk—the safety of principal and interest payments—but not market value, which is affected by interest rate trends, economic conditions and other factors, including those unique to an issuer or industry.

Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances and a rating may not reflect the fine shadings of risks within a given quality grade. For example, two bonds with the same rating are not likely to be precisely the same in quality. The investment manager performs independent analyses in an attempt to identify issuers within a given quality grade that, because of improving fundamentals or other factors, are likely to result in improving quality, greater market value and lower risk.

Equity Securities Risk

Because the Fund may invest up to 30% of its assets in equity securities issued by U.S. companies, including common stocks, preferred stocks and convertible securities, the Fund is subject to general stock market risks, including the risk of unpredictable drops in value and periods of lackluster performance. Stock markets are volatile and stock prices can decline significantly in response to adverse company, political, regulatory, market, or economic developments. Many factors can change the value of equity securities, including the issuer’s historical and prospective earnings, the value of its assets, general economic, geographic, environmental and political conditions, interest rates, investor perceptions and market liquidity.

•	Common and Preferred Stocks: Common stockholders are subordinate to the issuer’s debt holders for any claims against the assets of the issuer or return of capital in a liquidation. Common stock typically carries dividend and other rights or preferences that are inferior to the rights and preferences of preferred stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

•	Convertible Securities Risk: A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities require analysis of both credit and stock market risks. Convertible securities rank senior to common stock in a corporations’ capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument and in some instances may be subject to conversion into or an exchange for another security at the option of the issuer.

Management Risk Poor security selection and/or investments that have unfavorable portfolio maturities could cause the Fund’s return to be lower than anticipated. Current income may be significant or very little, depending upon the investment manager’s portfolio selections for the Fund.

Performance Summary

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the past ten calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The performance table also shows how the Fund’s performance compares with the returns of the Lipper Short/Intermediate Investment Grade Fund Index, which is included as a secondary index because it is generally representative of the Fund’s credit and maturity characteristics. For certain periods performance has been positively impacted by expense reimbursements made by the investment manager. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website www.elitefunds.com or by calling 1-800-423-1068.

Elite Income Fund - Calendar Year Total Returns

Best Quarter: Q2 2009 +7.20% Worst Quarter: Q3 2008 -2.21%
Average Annual Total Returns for Periods Ended December 31, 2011:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Elite Income Fund	1 Year	5 Years	10 Years
Elite Income Fund Shares	4.84%	6.14%	4.93%
Elite Income Fund Shares - Return After Taxes on Distributions	3.02%	4.48%	3.23%
Elite Income Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	3.42%	4.32%	3.23%
Barclays Capital U.S. Government Intermediate Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%
Lipper Short-Intermediate Investment Grade Debt Fund Index (reflects no deduction for taxes)	3.99%	4.80%	4.29%

Elite Growth & Income Fund
The Elite Growth & Income Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Elite Growth & Income Fund Elite Growth & Income Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (for wire redemptions only)	9
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Elite Growth & Income Fund Elite Growth & Income Fund Shares
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.55%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Elite Growth & Income Fund Elite Growth & Income Fund Shares	158	490	845	1,845

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 174.98% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve a combination of capital growth and current income. In choosing individual equity and debt securities for the portfolio, the investment manager uses a value-oriented approach. The investment manager makes a fundamental analysis of each issuer’s financial condition, industry position and market and economic conditions in selecting the Fund’s investments. The investment manager seeks out candidates that offer excellent prospects for capital gains or above-average income for a variety of reasons, and whose potential value may be unrecognized by other investors.

Favorable value-oriented criteria for equities would include:

• lower than average price-to-earnings ratio;

• higher than average yield;

• lower than historic price-to-book value ratio; and

• current pricing at the low end of a security's historic trading range.

Favorable criteria for debt securities would include:

• a yield advantage to the marketplace;

• stable or improving credit quality; and

• a maturity which compliments existing portfolio structure

Equity securities consist primarily of common stocks, preferred stocks and convertible securities issued by U.S. companies, without limitation as to size or capitalization of the issuer. Debt securities consist primarily of obligations issued by the U.S. Government and its agencies and U.S. corporate debt securities.

The Fund may use an aggressive approach primarily in the equity market and to a lesser degree in the debt market by adjusting the portfolio when it is deemed desirable to achieve the Fund’s investment objective. The investment manager allocates the Fund’s assets among different market sectors based upon its view of the relative value of the sector. The Fund may invest in natural resource and precious metals stocks when deemed appropriate by the investment manager. The Fund may engage in frequent and active trading to adjust its portfolio allocation among market sectors in a manner that is consistent with the Fund’s investment limitations, in order to increase the total return in any given market and economic condition. Portfolio securities are sold when their price appreciation meets the investment manager's expectations or when the investment manager believes they are no longer favorable under the foregoing criteria.

The Fund may purchase put and call options and may sell (write) covered put and call options on securities and security indices to increase total investment returns, to earn additional income (i.e., invest for speculative purposes) or for hedging purposes to protect Fund assets from anticipated adverse market action. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. A call option is covered if the Fund owns the shares it would have to deliver if the holder of the call option exercised the option. A put option is covered if, for example, the Fund segregates cash or liquid securities with a value equal to the exercise price of the put option.

Principal Risks of Investing in the Fund

Don’t invest in the Growth & Income Fund if you are:

•	Seeking either capital growth or high income exclusively;
•	Desiring to avoid even moderate volatility;
•	Making short-term investments; or
•	Investing your emergency reserve money.

As with any investment, the Fund carries risk and you could lose all or a portion of the money you invest. The Fund is subject to Market Risk, the risk that the value of the Fund’s investments and, therefore, your investment, will fluctuate as market prices fluctuate. Because the Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the investment manager may not produce the desired results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Securities Risk Because the Fund may invest all or a majority of its assets in equity securities, including common stocks of U.S. companies, the Fund carries the potential for unpredictable drops in value and periods of lackluster performance. Stock markets are volatile and stock prices can decline significantly in response to adverse company, political, regulatory, market, or economic developments. Stock markets tend to move in cycles, with periods of rising and falling prices. Many factors can change the value of equity securities, including the issuer’s historical and prospective earnings, the value of its assets, general economic, geographic, environmental and political conditions, interest rates, investor perceptions and market liquidity. Different parts of the market and different types of equity securities can react differently to these developments. For example, large-cap stocks can react differently from smaller cap stocks, and “growth” stocks can react differently from “value” stocks. The value of stocks that pay higher than average dividends may be subject to some degree of interest rate risk and can be more volatile than the broad stock market during periods when interest rates are changing. In general, the smaller the company’s size, the more susceptible it is to rapid decreases in the value of its securities. Smaller companies may be more unstable or inexperienced than larger companies and these investments may have limited product lines or financial resources and may involve greater investment risks. Moreover, the value of securities of mid-cap (medium size), less well-known issuers may be more volatile than those of large-cap companies, and securities of smaller companies (“small-cap” or “micro-cap”) may be more volatile than those of mid-cap companies.

•	Common and Preferred Stocks: Common stockholders are subordinate to the issuer’s debt holders for any claims against the assets of the issuer or return of capital in a liquidation. Common stock typically carries dividend and other rights or preferences that are inferior to the rights and preferences of preferred stock.

Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

•	Sector Risk: Based upon market conditions and trends perceived by the investment manager, the Fund’s investment portfolio may emphasize one or more market sectors at any given time. Individual market sectors may be subject to greater fluctuation than the market as a whole. Thus, there is a risk that the value of your shares may rise and fall faster than the shares of other mutual funds with similar investment objectives that do not emphasize one or more market sectors.

•	Natural Resource/Precious Metals Risk: The price of natural resource, precious metals and related securities is affected by factors such as supply and demand, real and perceived inflationary trends, unpredictable monetary policies, energy conservation, exploration projects and economic and political conditions around the world. The price of natural resources and precious metals may fluctuate substantially over short periods of time, so there is a risk that the Fund’s share price may be subject to greater fluctuation than a fund that does not invest in such securities.

Management Style Risk: The risk of poor security selection could cause the Fund to lose money and underperform stock market indices or other funds with similar investment objectives. The Fund’s style of investing may go out of favor with investors.

Convertible Securities Risk: A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities require analysis of both credit and stock market risks. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. After conversion, convertible securities have characteristics and risks similar to general characteristics and risks of equity securities. Convertible securities rank senior to common stock in a corporations’ capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument and in some instances may be subject to conversion into or an exchange for another security at the option of the issuer. Although the Fund will only purchase convertible securities that the investment manager considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, the Fund may invest in such securities without regard to corporate bond ratings.

Options Risk: The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling common stock and there are risks associated with the use of options, including the risk that the prices of the option instruments may not rise or fall at the same rate as the underlying assets (sometimes called “correlation risk”). Successful use of options depends upon the investment manager’s ability to predict certain market movements, which cannot be assured. The use of options may require the Fund to purchase or sell securities at prices that are not advantageous to the Fund, may cause the Fund to hold a security it might otherwise sell because the market for the option has become illiquid, and may limit the amount of appreciation that might otherwise have been realized on a security. If the Fund purchases a put or call option that expires without value, the Fund will have incurred an expense in the amount of the cost of the option. Although the Fund uses options to enhance and protect the value of Fund shares, there is a risk of greater loss than if options were not used. By purchasing a call option on a stock index, the Fund would attempt to participate in potential price increases of the underlying index. At the same time, the Fund would suffer a loss if the price of the index does not rise sufficiently to offset the cost of the option.

Hedging Risk: The techniques used by the investment manager to hedge the Fund’s portfolio are generally considered to be conservative strategies, but involve certain risks. For example, a hedge might not actually correlate well to the price movements of the Fund’s stock investments and may have unexpected or undesired results, such as a loss or a reduction in gains. When options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying such options are unchanged.

Frequent Trading Risk: If the Fund engages in active and frequent trading to achieve its investment objective, it could result in higher brokerage commissions and higher taxable distributions to shareholders.

Fixed-Income Risk: The Fund’s investments in debt obligations and other income-oriented securities carry certain risks to which you may be exposed: interest rate risk, credit risk, call risk and liquidity risk. When interest rates rise, bond prices fall and when interest rates fall, bond prices rise. Interest rate risk increases as average maturity increases. Credit risk is associated with a borrower’s ability to pay interest and principal when due. Lower-quality debt securities often involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and other types of debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Call risk for corporate bonds is the possibility that borrowers will prepay their debt prior to the scheduled maturity date, resulting in the necessity to reinvest the proceeds at a lower interest rate. Liquidity risk is the risk that a bond may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a bond downgrade, a decline in price, or adverse conditions within the bond market).

Some U.S. Government obligations may not be backed by the “full faith and credit” of the U.S. Government, meaning their interest and principal payments are not guaranteed by the U.S. Government. They may be supported by the right of the issuer to borrow from the U.S. Government or only by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government obligation that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support and the Fund’s performance could be adversely impacted.

Performance Summary

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the past ten calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website www.elitefunds.com or by calling 1-800-423-1068.

Elite Growth & Income Fund - Calendar Year Total Returns

Best Quarter: Q2 2009 +50.24% Worst Quarter: Q4 2008 -33.32%
Average Annual Total Returns for Periods Ended December 31, 2011:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Elite Growth & Income Fund	1 Year	5 Years	10 Years
Elite Growth & Income Fund Shares	(13.00%)	(4.24%)	(0.42%)
Elite Growth & Income Fund Shares - Return After Taxes on Distributions	(13.04%)	(5.26%)	(1.44%)
Elite Growth & Income Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(8.38%)	(3.76%)	(0.49%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	ELITE GROUP OF MUTUAL FUNDS
CIK	dei_EntityCentralIndexKey	0000799196
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan 27, 2012
Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
Elite Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Elite Income Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve the highest income return obtainable over the long-term.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.99% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	82.99%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests principally in a diversified portfolio of investment grade debt securities that are believed to generate a high level of current income. The Fund normally invests in investment grade debt securities consisting primarily of obligations issued by the U.S. Government, agencies of the U.S. Government, instruments related to U.S. Government securities and U.S. corporate debt securities. The investment manager considers these issues to be the Fund’s core holdings. An investment grade security is one which is rated by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”) in one of their four highest rating categories, or an unrated security that the investment manager believes to be of comparable quality. The Fund may invest in:

•	United States Treasury obligations, including T-bills, notes, bonds, inflation-indexed bonds and other debt obligations issued by the U.S. Treasury, and obligations of U.S. Government Agencies that are backed by the full faith and credit of the U.S. Government. Such U.S. Government Agencies include the Private Export Funding Corporation, Overseas Private Investment Corporation, Small Business Administration, Government National Mortgage Association (GNMA), Department of Housing and Urban Development and U.S. Maritime Administration.

•	Securities issued or guaranteed by agencies and instrumentalities of the U.S. Government, but not explicitly backed by the full faith and credit of the U.S. Government. These include the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Banks, Tennessee Valley Authority, and Federal Home Loan Bank.

•	Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are obligations representing an undivided interest in, or collateralized by, pools of mortgages. These obligations, in effect, "pass-through" the monthly interest and principal payments (including prepayments) made by the individual borrowers on the pooled mortgage loans to the holders of the securities. U.S. Government agency mortgage-backed issues include securities issued by GNMA, Fannie Mae and Freddie Mac. GNMA securities are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government, while Fannie Mae and Freddie Mac securities are guaranteed only by the issuing agency. The Fund may also invest in corporate mortgage-backed securities or other asset-backed securities that have an investment grade rating. Asset-backed securities represent a group of assets that are combined or pooled for sale to investors and may be backed by receivables such as credit card, auto and student loans.

•	U.S. corporate debt securities (obligations of a corporation to pay interest and repay principal). They include commercial paper, notes, bonds and debentures.

The investment manager’s primary focus is on individual security selection, rather than attempting to anticipate major interest rate moves. The investment manager uses a value-oriented buy discipline to identify securities that are believed to offer a yield advantage over others of similar quality or to exhibit stable or improving credit quality that may be unrecognized by other investors. Portfolio securities may be sold when price appreciation causes a security to lose its yield advantage, or when credit quality begins to deteriorate. In the event the rating of a debt security held by the Fund is reduced below investment grade, the investment manager is not required to sell the security, but will consider this event in its determination of whether the Fund should continue to hold such security.

To increase the Fund’s income potential, the investment manager may invest any amount it deems desirable in each of the various types of debt securities, and adjust the investment ratios from time to time, so long as the Fund remains diversified. There is no set average maturity for the portfolio. The Fund allocates its assets among different types of securities and maturities based upon the investment manager’s view of the relative value of each security or maturity. The investment manager may respond to changing market and other conditions by adjusting the type of securities held by the Fund and its average portfolio maturity. The Fund may invest in either fixed rate or variable rate debt securities.

To increase portfolio income and when, in the investment manager's judgment, overall market risk justifies such an investment, the Fund may also invest up to 30% of its total assets in securities other than the Fund’s core holdings of investment grade debt securities. Such other securities may include common stocks, preferred stocks and convertible securities issued by U.S. companies, without limitation as to size or capitalization of the issuer. The Fund may also invest in bonds issued by private issuers.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

Don’t invest in the Income Fund if you are:

•	Seeking growth of capital
•	Making short-term investments; or
•	Investing your emergency reserve money.

As with any investment, the Fund carries risk and you could lose all or a portion of the money you invest. The Fund is subject to Market Risk, the risk that the value of the Fund’s investments and, therefore, your investment, will fluctuate as market prices fluctuate. Because the Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the investment manager may not produce the desired results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk

•	Interest Rate Risk. When interest rates rise, bond prices fall and when interest rates fall, bond prices rise. Interest rate risk increases as average maturity increases. Interest rate increases can cause the price of a debt security to decline, resulting in a price decline for the Fund. Thus, when the Fund emphasizes securities with longer maturities, you are exposed to greater interest rate risk. All income-oriented securities, even those of highest quality, are subject to some degree of interest rate risk. The table below illustrates the effect of a 1% change in interest rates on three investment grade bonds of varying maturities.

Percent Increase (Decrease) In The Price of a Par Bond Yielding 5%
Bond Maturity	1% Interest Rate Increase	1% Interest Rate Decrease
2.5 years	-2.29%	+ 2.35%
10 years	-7.43%	+ 8.17%
20 years	-11.55%	+13.67%

•	Credit Risk. Credit risk is associated with a borrower's ability to pay interest and principal when due. A borrower’s inability to make its payment obligations could result in a significant loss of income, causing the Fund’s price to decline. Credit risk increases as overall portfolio quality decreases. Thus, when the Fund invests in lower-quality securities, you are exposed to increased credit risk.

•	Call Risk. Call risk for corporate bonds is the possibility that borrowers will prepay their debt prior to the scheduled maturity date, resulting in the necessity to reinvest the proceeds at lower interest rates. If interest rates decline when the Fund is emphasizing longer maturing securities, you are exposed to greater call risk because issuers of callable bonds are more likely to pay off their bonds before the maturity date. This may cause a reduction of income to the Fund.

•	Liquidity Risk. Liquidity risk is the risk that a bond could not be sold at an advantageous time or price due to limited market demand. If a bond is downgraded or drops in price, or if adverse conditions exist within the bond market, the demand for a bond may be limited, making that bond difficult to sell.

Listed below is a description of the risks associated with various types of debt securities:

•	U.S. Government Obligations. Some U.S. Government obligations, such as U.S. Government agency bonds, are neither issued nor guaranteed by the U.S. Government. They may be supported by the right of the issuer to borrow from the U.S. Government or only by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government obligation that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support and the Fund’s performance could be adversely impacted. All U.S. Government obligations are subject to interest rate risk and, therefore, market price fluctuations.

•	Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are subject to greater call/prepayment risk than many debt securities, especially when interest rates decline. These securities are also subject to extension risk, or the risk of a security lengthening in duration due to the deceleration of prepayments. Extension risk is mainly the result of rising interest rates. As interest rates rise, the likelihood of prepayment decreases and if this occurs, the Fund may be unable to capitalize on other investments that have higher interest rates. Mortgage-backed securities may be subject to risks unique to the housing industry, including mortgage lending practices, defaults and foreclosures, changes in real estate values and housing inventories, mortgage securitization practices and rating assignments by credit rating agencies. The value of other asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of the underlying assets.

•	Corporate Debt Securities. Investment grade U.S. corporate debt securities are generally considered to carry greater credit and call risk than U.S. Government obligations. The credit risk of corporate debt obligations varies widely among issuers and may be affected by factors such as adverse economic changes and changes in interest rates. The investment manager relies, in part, on the quality ratings assigned by S&P, Moody’s, Fitch and other rating services. There is risk associated with such reliance. Rating agencies evaluate the credit risk—the safety of principal and interest payments—but not market value, which is affected by interest rate trends, economic conditions and other factors, including those unique to an issuer or industry.

Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances and a rating may not reflect the fine shadings of risks within a given quality grade. For example, two bonds with the same rating are not likely to be precisely the same in quality. The investment manager performs independent analyses in an attempt to identify issuers within a given quality grade that, because of improving fundamentals or other factors, are likely to result in improving quality, greater market value and lower risk.

Equity Securities Risk

Because the Fund may invest up to 30% of its assets in equity securities issued by U.S. companies, including common stocks, preferred stocks and convertible securities, the Fund is subject to general stock market risks, including the risk of unpredictable drops in value and periods of lackluster performance. Stock markets are volatile and stock prices can decline significantly in response to adverse company, political, regulatory, market, or economic developments. Many factors can change the value of equity securities, including the issuer’s historical and prospective earnings, the value of its assets, general economic, geographic, environmental and political conditions, interest rates, investor perceptions and market liquidity.

•	Common and Preferred Stocks: Common stockholders are subordinate to the issuer’s debt holders for any claims against the assets of the issuer or return of capital in a liquidation. Common stock typically carries dividend and other rights or preferences that are inferior to the rights and preferences of preferred stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

•	Convertible Securities Risk: A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities require analysis of both credit and stock market risks. Convertible securities rank senior to common stock in a corporations’ capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument and in some instances may be subject to conversion into or an exchange for another security at the option of the issuer.

Management Risk Poor security selection and/or investments that have unfavorable portfolio maturities could cause the Fund’s return to be lower than anticipated. Current income may be significant or very little, depending upon the investment manager’s portfolio selections for the Fund.

May Lose Money	rr_RiskLoseMoney	As with any investment, the Fund carries risk and you could lose all or a portion of the money you invest.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Summary
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the past ten calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The performance table also shows how the Fund’s performance compares with the returns of the Lipper Short/Intermediate Investment Grade Fund Index, which is included as a secondary index because it is generally representative of the Fund’s credit and maturity characteristics. For certain periods performance has been positively impacted by expense reimbursements made by the investment manager. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website www.elitefunds.com or by calling 1-800-423-1068.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The performance table also shows how the Fund's performance compares with the returns of the Lipper Short/Intermediate Investment Grade Fund Index, which is included as a secondary index because it is generally representative of the Fund's credit and maturity characteristics.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-423-1068
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.elitefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Elite Income Fund - Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 +7.20% Worst Quarter: Q3 2008 -2.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.21%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Elite Income Fund | Barclays Capital U.S. Government Intermediate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Elite Income Fund | Lipper Short-Intermediate Investment Grade Debt Fund Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.99%
5 Years	rr_AverageAnnualReturnYear05	4.80%
10 Years	rr_AverageAnnualReturnYear10	4.29%
Elite Income Fund | Elite Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ELINX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	(9)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	130
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	406
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	702
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,545
2002	rr_AnnualReturn2002	5.82%
2003	rr_AnnualReturn2003	4.55%
2004	rr_AnnualReturn2004	3.07%
2005	rr_AnnualReturn2005	0.52%
2006	rr_AnnualReturn2006	4.82%
2007	rr_AnnualReturn2007	3.64%
2008	rr_AnnualReturn2008	(0.86%)
2009	rr_AnnualReturn2009	17.21%
2010	rr_AnnualReturn2010	6.73%
2011	rr_AnnualReturn2011	4.84%
1 Year	rr_AverageAnnualReturnYear01	4.84%
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Elite Income Fund | Elite Income Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	4.48%
10 Years	rr_AverageAnnualReturnYear10	3.23%
Elite Income Fund | Elite Income Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.42%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	3.23%
Elite Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Elite Growth & Income Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 174.98% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	174.98%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve a combination of capital growth and current income. In choosing individual equity and debt securities for the portfolio, the investment manager uses a value-oriented approach. The investment manager makes a fundamental analysis of each issuer’s financial condition, industry position and market and economic conditions in selecting the Fund’s investments. The investment manager seeks out candidates that offer excellent prospects for capital gains or above-average income for a variety of reasons, and whose potential value may be unrecognized by other investors.

Favorable value-oriented criteria for equities would include:

• lower than average price-to-earnings ratio;

• higher than average yield;

• lower than historic price-to-book value ratio; and

• current pricing at the low end of a security's historic trading range.

Favorable criteria for debt securities would include:

• a yield advantage to the marketplace;

• stable or improving credit quality; and

• a maturity which compliments existing portfolio structure

Equity securities consist primarily of common stocks, preferred stocks and convertible securities issued by U.S. companies, without limitation as to size or capitalization of the issuer. Debt securities consist primarily of obligations issued by the U.S. Government and its agencies and U.S. corporate debt securities.

The Fund may use an aggressive approach primarily in the equity market and to a lesser degree in the debt market by adjusting the portfolio when it is deemed desirable to achieve the Fund’s investment objective. The investment manager allocates the Fund’s assets among different market sectors based upon its view of the relative value of the sector. The Fund may invest in natural resource and precious metals stocks when deemed appropriate by the investment manager. The Fund may engage in frequent and active trading to adjust its portfolio allocation among market sectors in a manner that is consistent with the Fund’s investment limitations, in order to increase the total return in any given market and economic condition. Portfolio securities are sold when their price appreciation meets the investment manager's expectations or when the investment manager believes they are no longer favorable under the foregoing criteria.

The Fund may purchase put and call options and may sell (write) covered put and call options on securities and security indices to increase total investment returns, to earn additional income (i.e., invest for speculative purposes) or for hedging purposes to protect Fund assets from anticipated adverse market action. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. A call option is covered if the Fund owns the shares it would have to deliver if the holder of the call option exercised the option. A put option is covered if, for example, the Fund segregates cash or liquid securities with a value equal to the exercise price of the put option.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

Don’t invest in the Growth & Income Fund if you are:

•	Seeking either capital growth or high income exclusively;
•	Desiring to avoid even moderate volatility;
•	Making short-term investments; or
•	Investing your emergency reserve money.

As with any investment, the Fund carries risk and you could lose all or a portion of the money you invest. The Fund is subject to Market Risk, the risk that the value of the Fund’s investments and, therefore, your investment, will fluctuate as market prices fluctuate. Because the Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the investment manager may not produce the desired results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Securities Risk Because the Fund may invest all or a majority of its assets in equity securities, including common stocks of U.S. companies, the Fund carries the potential for unpredictable drops in value and periods of lackluster performance. Stock markets are volatile and stock prices can decline significantly in response to adverse company, political, regulatory, market, or economic developments. Stock markets tend to move in cycles, with periods of rising and falling prices. Many factors can change the value of equity securities, including the issuer’s historical and prospective earnings, the value of its assets, general economic, geographic, environmental and political conditions, interest rates, investor perceptions and market liquidity. Different parts of the market and different types of equity securities can react differently to these developments. For example, large-cap stocks can react differently from smaller cap stocks, and “growth” stocks can react differently from “value” stocks. The value of stocks that pay higher than average dividends may be subject to some degree of interest rate risk and can be more volatile than the broad stock market during periods when interest rates are changing. In general, the smaller the company’s size, the more susceptible it is to rapid decreases in the value of its securities. Smaller companies may be more unstable or inexperienced than larger companies and these investments may have limited product lines or financial resources and may involve greater investment risks. Moreover, the value of securities of mid-cap (medium size), less well-known issuers may be more volatile than those of large-cap companies, and securities of smaller companies (“small-cap” or “micro-cap”) may be more volatile than those of mid-cap companies.

•	Common and Preferred Stocks: Common stockholders are subordinate to the issuer’s debt holders for any claims against the assets of the issuer or return of capital in a liquidation. Common stock typically carries dividend and other rights or preferences that are inferior to the rights and preferences of preferred stock.

Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

•	Sector Risk: Based upon market conditions and trends perceived by the investment manager, the Fund’s investment portfolio may emphasize one or more market sectors at any given time. Individual market sectors may be subject to greater fluctuation than the market as a whole. Thus, there is a risk that the value of your shares may rise and fall faster than the shares of other mutual funds with similar investment objectives that do not emphasize one or more market sectors.

•	Natural Resource/Precious Metals Risk: The price of natural resource, precious metals and related securities is affected by factors such as supply and demand, real and perceived inflationary trends, unpredictable monetary policies, energy conservation, exploration projects and economic and political conditions around the world. The price of natural resources and precious metals may fluctuate substantially over short periods of time, so there is a risk that the Fund’s share price may be subject to greater fluctuation than a fund that does not invest in such securities.

Management Style Risk: The risk of poor security selection could cause the Fund to lose money and underperform stock market indices or other funds with similar investment objectives. The Fund’s style of investing may go out of favor with investors.

Convertible Securities Risk: A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities require analysis of both credit and stock market risks. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. After conversion, convertible securities have characteristics and risks similar to general characteristics and risks of equity securities. Convertible securities rank senior to common stock in a corporations’ capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument and in some instances may be subject to conversion into or an exchange for another security at the option of the issuer. Although the Fund will only purchase convertible securities that the investment manager considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, the Fund may invest in such securities without regard to corporate bond ratings.

Options Risk: The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling common stock and there are risks associated with the use of options, including the risk that the prices of the option instruments may not rise or fall at the same rate as the underlying assets (sometimes called “correlation risk”). Successful use of options depends upon the investment manager’s ability to predict certain market movements, which cannot be assured. The use of options may require the Fund to purchase or sell securities at prices that are not advantageous to the Fund, may cause the Fund to hold a security it might otherwise sell because the market for the option has become illiquid, and may limit the amount of appreciation that might otherwise have been realized on a security. If the Fund purchases a put or call option that expires without value, the Fund will have incurred an expense in the amount of the cost of the option. Although the Fund uses options to enhance and protect the value of Fund shares, there is a risk of greater loss than if options were not used. By purchasing a call option on a stock index, the Fund would attempt to participate in potential price increases of the underlying index. At the same time, the Fund would suffer a loss if the price of the index does not rise sufficiently to offset the cost of the option.

Hedging Risk: The techniques used by the investment manager to hedge the Fund’s portfolio are generally considered to be conservative strategies, but involve certain risks. For example, a hedge might not actually correlate well to the price movements of the Fund’s stock investments and may have unexpected or undesired results, such as a loss or a reduction in gains. When options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying such options are unchanged.

Frequent Trading Risk: If the Fund engages in active and frequent trading to achieve its investment objective, it could result in higher brokerage commissions and higher taxable distributions to shareholders.

Fixed-Income Risk: The Fund’s investments in debt obligations and other income-oriented securities carry certain risks to which you may be exposed: interest rate risk, credit risk, call risk and liquidity risk. When interest rates rise, bond prices fall and when interest rates fall, bond prices rise. Interest rate risk increases as average maturity increases. Credit risk is associated with a borrower’s ability to pay interest and principal when due. Lower-quality debt securities often involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and other types of debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Call risk for corporate bonds is the possibility that borrowers will prepay their debt prior to the scheduled maturity date, resulting in the necessity to reinvest the proceeds at a lower interest rate. Liquidity risk is the risk that a bond may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a bond downgrade, a decline in price, or adverse conditions within the bond market).

Some U.S. Government obligations may not be backed by the “full faith and credit” of the U.S. Government, meaning their interest and principal payments are not guaranteed by the U.S. Government. They may be supported by the right of the issuer to borrow from the U.S. Government or only by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government obligation that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support and the Fund’s performance could be adversely impacted.

May Lose Money	rr_RiskLoseMoney	As with any investment, the Fund carries risk and you could lose all or a portion of the money you invest.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Summary
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the past ten calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website www.elitefunds.com or by calling 1-800-423-1068.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-423-1068
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.elitefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Elite Growth & Income Fund - Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 +50.24% Worst Quarter: Q4 2008 -33.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	50.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.32%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Elite Growth & Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Elite Growth & Income Fund | Elite Growth & Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ELGIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	(9)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	158
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	490
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	845
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,845
2002	rr_AnnualReturn2002	(29.69%)
2003	rr_AnnualReturn2003	24.34%
2004	rr_AnnualReturn2004	11.63%
2005	rr_AnnualReturn2005	9.08%
2006	rr_AnnualReturn2006	11.88%
2007	rr_AnnualReturn2007	5.74%
2008	rr_AnnualReturn2008	(50.32%)
2009	rr_AnnualReturn2009	53.85%
2010	rr_AnnualReturn2010	14.50%
2011	rr_AnnualReturn2011	(13.00%)
1 Year	rr_AverageAnnualReturnYear01	(13.00%)
5 Years	rr_AverageAnnualReturnYear05	(4.24%)
10 Years	rr_AverageAnnualReturnYear10	(0.42%)
Elite Growth & Income Fund | Elite Growth & Income Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.04%)
5 Years	rr_AverageAnnualReturnYear05	(5.26%)
10 Years	rr_AverageAnnualReturnYear10	(1.44%)
Elite Growth & Income Fund | Elite Growth & Income Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.38%)
5 Years	rr_AverageAnnualReturnYear05	(3.76%)
10 Years	rr_AverageAnnualReturnYear10	(0.49%)